1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Accumulated deficit	$ (98,138,853)		$ (98,138,853)		$ (93,778,156)	$ (86,502,043)
Noncontrolling interests	(93,939)		(93,939)		(80,967)	(50,354)
Cash equivalents					0	0
Asset impairment charges					$ 0	$ 0
Shares considered antidilutive					3,908,292	2,710,107
Amortization of deferred financing costs					$ 27,641	$ 144,683
Government contract revenue	$ 74,813	$ 0	$ 74,813	$ 392,073	392,073	886,572
Derivative liabilities					0	0
Research and development expenses					673,000	782,000
DARPA [Member]
Government contract revenue					387,438	863,011
Battelle
Government contract revenue					$ 4,635	23,561
ESI [Member]
Equity ownership percentage					80.00%
Noncontrolling interest percentage					20.00%
Noncontrolling interests					$ (80,967)	$ (50,354)